Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Payroll and related costs	$ 199	$ 71
Clinical and nonclinical trial expenses	895	2,172
Cost of regaining rights to cancer program	1,309	2,138
Professional and consulting fees	344	335
Other	255	166
Total accrued expenses	$ 3,002	$ 4,882